Summary of Significant Accounting Policies (Details) - Schedule of property and equipment are stated at cost, subject to adjustments for impairments, less accumulated depreciation and amortization - Blade Therapeutics, Inc. [Member]
12 Months Ended
Dec. 31, 2021
Computer hardware and software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	Three to five years
Manufacturing and laboratory equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	Seven years
Office furniture and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	Seven years
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	Remaining lease term